Income Taxes - Significant Components of Deferred Income Tax Assets (Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred income tax assets	$ (21)	$ (50)
Net deferred tax liabilities	(365)	(302)
Cost | Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability), before write-down of deferred income tax assets	88	244
Cost | Future decommissioning and restoration costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability), before write-down of deferred income tax assets	111	119
Cost | Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability), before write-down of deferred income tax assets	(605)	(553)
Cost | Risk management assets and liabilities, net
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability), before write-down of deferred income tax assets	144	193
Cost | Employee future benefits and compensation plans
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability), before write-down of deferred income tax assets	50	48
Cost | Foreign exchange differences on US-denominated debt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability), before write-down of deferred income tax assets	12	13
Cost | Other taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability), before write-down of deferred income tax assets	(8)	(5)
Accumulated impairment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability), before write-down of deferred income tax assets	(208)	59
Unrecognized deferred income tax assets	$ (157)	$ (361)